SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of detailed information about royalty and other property interest by location [Table Text Block]
ROYALTY AND OTHER PROPERTY INTERESTS	December 31, 2022	December 31, 2021
Turkey	$34,528	$43,742
U.S.A.	6,026	7,528
Argentina	6,643	7,084
Canada	2,282	2,985
Peru	1,828	1,949
Chile	1,271	1,457
Sweden	323	345
Finland	192	205
Mexico	184	196
Serbia	148	158
Total	$53,425	$65,648

Disclosure of detailed information about property and equipment by location [Table Text Block]

PROPERTY AND EQUIPMENT	December 31, 2022	December 31, 2021
U.S.A.	$1,019	$558
Sweden	150	111
Turkey	19	-
Total	$1,188	$669

Disclosure of detailed information about royalty revenue by location [Table Text Block]
	Year ended	Year ended
ROYALTY REVENUE	December 31, 2022	December 31, 2021
U.S.A.	$2,388	$2,779
Turkey	4,207	64
Sweden	318	142
Total	$6,913	$2,985